EQUITY (Details Narrative) - USD ($)									1 Months Ended					3 Months Ended			12 Months Ended
	Mar. 16, 2023	Dec. 23, 2021	Mar. 29, 2021	Jun. 23, 2020	Jun. 22, 2020	May 18, 2020	Mar. 15, 2020	Mar. 03, 2020	Nov. 30, 2021	Jun. 30, 2021	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 20, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value														$ 0.001			$ 0.001	$ 0.001
Share based compensation arrangement Options grants in period gross														57,000			479,000	648,712
Total expenses recorded regarding the grant to certain officers																	$ 127,000
Common stock shares authorized														300,000,000			300,000,000	300,000,000
Proceeds from warrant exercises																		$ 3,491,000
Weighted average exercise price - options granted														$ 4.50			$ 4.50	$ 4.09
Compensation expense														$ 348,000	$ 772,000		$ 1,638,000	$ 2,030,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award																	90,000
Share-Based Payment Arrangement, Option [Member] | Prof Goldwasser [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total expenses recorded regarding the grant to certain officers																	$ 367,000	$ 255,000
Option to purchase																	45,000	83,334
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues						229,569		108,880					379,269
Shares issued, price per share						$ 8.712		$ 8.712					$ 8.712
Sale of stock, description								Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below)					Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below)
Proceeds from Issuance of Private Placement													$ 3,300,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total expenses recorded regarding the grant to certain officers														$ 142,000
Weighted average exercise price - options granted																	$ 2.76
Stock option award cost not yet recognized																	$ 1,450,000
Stock option award weighted average period																	1 year 4 months 28 days
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation arrangement Options grants in period gross																	110,000
Total expenses recorded regarding the grant to certain officers																	$ 748,000
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value																	$ 164,000
Estimated average period																	1 year 1 month 24 days
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																				$ 0.001
Common stock shares authorized																				225,000,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price percentage																	3.00%
Proceeds from warrant exercises																	$ 2,000,000	$ 2,000,000
Exercise of warrants required to invest return for shares of common stock																	250,000
Exercise of warrants required to invest return for shares of common stock																		$ 250,000
Investment C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues			2,469,156
Investors C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exerise price per share			$ 10.35
Sale of stock, description			Each such unit consists of (i) one share of common stock and (ii) one warrant to purchase one share of common stock with an exercise price of $10.35 per share
Warrants and rights outstanding, maturity date			Mar. 31, 2026
Proceeds from issuance of common stock			$ 20,000,000
Common stock percent			135.00%
Director [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option to purchase																		75,855
Board of Directors Chairman [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total expenses recorded regarding the grant to certain officers																	$ 213,000	$ 221,000
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option to purchase																	400,000	335,987
Employee and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																	$ 1,487,000	$ 2,030,000
2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation arrangement Options grants in period gross														57,000			479,000	648,712
Stock option vested term																	7 years
2020 Share Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term																	3 years
2020 Share Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term																	4 years
2020 Share Incentive Plan [Member] | Employees, Consultants, Directors and Other Service Providers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation arrangement Options grants in period gross					401,950							580,890				777,778
2020 Share Incentive Plan [Member] | Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation arrangement Options grants in period gross							64,099							1,000,000		777,778
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total expenses recorded regarding the grant to certain officers																	$ 523	$ 871
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, description						Each unit was comprised of two shares of common stock par value $0.001 per share, one Warrant A (as described below) and two Warrants B (as described below)
Proceeds from issuance of securities offered						$ 2,000,000		$ 948,000
Proceeds from issuance after deducting issuance costs						$ 1,900,000		$ 909,000
Warrant A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exerise price per share				$ 5.355		$ 5.355		$ 5.355									$ 5.355
Warrant exercisable, shares				1		1		1									1
Warrants and rights outstanding, term				12 months		18 months		12 months
Number of warrants exercised									192,220	43,749	37,349					185,271		108,880	332,551
Number of unexercised warrants																			46,718
Warrants and rights outstanding, maturity date																			Dec. 30, 2020
Consultant fee																$ 45,000			$ 53,000
Warrant B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exerise price per share				$ 8.037		$ 8.037		$ 8.037									$ 8.037
Warrant exercisable, shares				1,000		1		1									1
Warrants and rights outstanding, term				18 months		24 months		18 months										18 months
Number of warrants exercised																185,271
Number of unexercised warrants		87,497														573,256		217,760
Warrants and rights outstanding, maturity date										Jun. 30, 2021						Jun. 30, 2021		Sep. 03, 2021
Stock Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues	3,294,117
Shares issued, price per share	$ 4.25
Aggregate purchase price	$ 14,000,000,000
Stock Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.001
Stock Purchase Agreements [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exerise price per share	$ 5.50
Warrant exercisable term	3 years
Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price				$ 4.356
Letter Agreement [Member] | Common Stock [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loan conversion				$ 381,136
Number of shares issued				87,497
Letter Agreement [Member] | Warrant A [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, shares				43,749
Letter Agreement [Member] | Warrant B [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, shares				87,497